Average Annual Total Returns	0 Months Ended
Oct. 01, 2012
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.35%
5 Years	2.23%
10 Years	4.80%
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class A
Average Annual Return:
1 Year	(7.70%)
5 Years	(1.43%)
10 Years	1.99%
Inception Date of Share Class	Oct. 14, 1998
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(7.88%)
5 Years	(2.32%)
10 Years	1.11%
Inception Date of Share Class	Oct. 14, 1998
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.92%)
5 Years	(1.51%)
10 Years	1.39%
Inception Date of Share Class	Oct. 14, 1998
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class B
Average Annual Return:
1 Year	(7.81%)
5 Years	(1.42%)
10 Years	2.06%
Inception Date of Share Class	Oct. 01, 1998
(WFA Allocation Funds - Retail) | (Growth Balanced Fund) | Class C
Average Annual Return:
1 Year	(3.78%)
5 Years	(1.00%)
10 Years	1.83%
Inception Date of Share Class	Oct. 01, 1998
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.48%
5 Years	3.47%
10 Years	4.83%
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class A
Average Annual Return:
1 Year	(5.17%)
5 Years	0.42%
10 Years	2.59%
Inception Date of Share Class	Jan. 30, 2004
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.98%)
5 Years	(0.79%)
10 Years	1.27%
Inception Date of Share Class	Jan. 30, 2004
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.13%)
5 Years	(0.19%)
10 Years	1.61%
Inception Date of Share Class	Jan. 30, 2004
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class B
Average Annual Return:
1 Year	(5.15%)
5 Years	0.46%
10 Years	2.66%
Inception Date of Share Class	Jan. 30, 2004
(WFA Allocation Funds - Retail) | (Moderate Balanced Fund) | Class C
Average Annual Return:
1 Year	(1.11%)
5 Years	0.86%
10 Years	2.42%
Inception Date of Share Class	Jan. 30, 2004
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.41%
5 Years	4.36%
10 Years	4.78%
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Administrator Class
Average Annual Return:
1 Year	3.13%
5 Years	3.54%
10 Years	3.91%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.73%
5 Years	1.57%
10 Years	2.32%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Conservative Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.11%
5 Years	1.95%
10 Years	2.49%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.35%
5 Years	2.23%
10 Years	4.80%
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Administrator Class
Average Annual Return:
1 Year	(1.82%)
5 Years	(0.01%)
10 Years	2.85%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.11%)
5 Years	(1.07%)
10 Years	1.81%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Growth Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.05%)
5 Years	(0.38%)
10 Years	2.07%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.48%
5 Years	3.47%
10 Years	4.83%
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Administrator Class
Average Annual Return:
1 Year	0.88%
5 Years	1.86%
10 Years	3.45%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.04%)
5 Years	0.57%
10 Years	2.08%
Inception Date of Share Class	Nov. 11, 1994
(WFA Allocation Funds - Administrator) | (Moderate Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.84%
5 Years	0.99%
10 Years	2.33%
Inception Date of Share Class	Nov. 11, 1994